Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, cost	$ 4,804	$ 7,424
Less: accumulated depreciation	(2,496)	(2,982)
Impairment	(1,350)	(468)
Property and equipment, net	958	3,974
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, cost	1,697	3,148
Furniture, fixtures and other equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, cost	1,208	2,294
Plants [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, cost	$ 1,899	$ 1,982